CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Consolidated Balance Sheet [Abstract]
Common stock, par value
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares issued	302,518,002	302,448,325
Common stock, shares outstanding	302,518,002	302,448,325